Loss Per Share - Schedule of Computation of Basic and Diluted Earnings Per Share (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Loss for the period	$ (4,883,645)	$ 163,631	$ (18,426,371)	$ (11,381,523)	$ (15,820,997)	$ (19,818,513)
Denominator:
Weighted average common shares outstanding - Basic	57,497,385	52,569,481	56,292,992	51,776,833	52,074,647	46,185,089
Dilutive effect of stock options, RSUs and warrants	0	23,938,419	0	0	0	0
Weighted average common shares outstanding - Diluted	57,497,385	76,507,900	56,292,992	51,776,833	52,074,647	46,185,089
Basic loss per share	$ (0.08)	$ 0	$ (0.33)	$ (0.22)	$ (0.3)	$ (0.43)
Diluted loss per share	$ (0.08)	$ 0	$ (0.33)	$ (0.22)	$ (0.3)	$ (0.43)